Leases - Narrative (Details) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2022 USD ($) m²	Dec. 31, 2022 USD ($) m²	Dec. 31, 2021 USD ($)
Leases [Abstract]
Expense relating to short-term leases for which recognition exemption has been used		$ 46	$ 164
Short-term lease payments, due in next fiscal year	$ 5	$ 5
Lease area (in square meters) | m²	1,100	1,100
Disclosure of quantitative information about right-of-use assets [line items]
Lease term	10 years